ELECTRICITY CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2022
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

NOTE 3 – ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

Eletrobras holds directly or through its subsidiaries, jointly controlled and affiliated companies, electricity concessions in the generation and transmission segments.

I - Generation concessions and authorizations

		Installed
		Capacity
Contract	Hydroelectric Power Plants (HPP)	(MW) *	Location	Year
001/2010	Belo Monte	11,233	PA	2045
002/2022	Tucuruí	8,535	PA	2052
002/2008	Jirau	3,750	RO	2043
001/2008	Santo Antônio	3,568	RO	2043
001/2022	Xingó	3,162	SE / AL	2052
001/2022	Paulo Afonso IV	2,462	BA	2052
003/2022	Itumbiara	2,082	MG	2052
002/2011	Teles Pires	1,819	MT / PA	2047
001/2022	Luiz Gonzaga (Itaparica)	1,480	PE / BA	2052
003/2022	Marimbondo	1,440	MG	2052
005/2004	Serra da Mesa	1,275	GO	2044
003/2022	Furnas	1,216	MG	2052
001/2022	Sobradinho	1,050	BA	2052
003/2022	Luis Carlos Barreto de Carvalho	1,050	SP / MG	2052
005/1997	Luís Eduardo Magalhães	903	TO	2032
128/2001	Foz do Chapecó	855	RS	2036
003/2014	Três Irmãos	808	SP	2044
001/2022	Paulo Afonso III	794	BA	2052
002/2014	São Manoel	736	PA	2049
130/2001	Peixe Angical	499	TO	2042
003/2022	Mascarenhas de Moraes (Peixoto)	476	MG	2052
001/2022	Paulo Afonso II	443	BA	2052
001/2014	Sinop	402	MT	2049
001/2022	Apolônio Sales (Moxotó)	400	AL	2052
003/2022	Corumbá I	375	GO	2052
003/2022	Porto Colômbia	320	MG	2052
003/2006	Simplício	306	MG	2043
002/2007	Dardanelos	261	MT	2042
002/2019	Balbina	250	AM	2027
001/2022	Boa Esperança	237	PI/MA	2052
005/2011	Samuel	217	RO	2032
003/2022	Funil - RJ	216	RJ	2052
129/2001	Serra do Facão	213	GO	2036
010/2000	Manso	210	MT	2037
001/2022	Paulo Afonso I	180	BA	2052
001/2007	Governador Jayme Canet Júnior	363	PR	2047
001/2006	Baguari	140	MG	2046
007/2006	Retiro Baixo	82	MG	2041
002/2022	Coaracy Nunes	78	AP	2052
004/2006	Passo São João	77	RS	2046
002/2006	Batalha	53	MG	2043
092/2002	São Domingos	48	MS	2039
002/2022	Curuá-Una	30	PA	2052
001/2022	Funil	30	BA	2052
003/2006	Anta	28	RJ	2041
001/2022	Pedra	20	BA	2052
006/2004	Curemas	4	PB	2026

Contract	Small Hydroelectric Plants (SHP)	Installed Capacity (MW) *	Location	Year
374/2005	João Borges	19	SC	2039
186/2004	Barra do Rio Chapéu	15	SC	2038

		Installed Capacity
Contract	Wind Generating Plants (EOL)	(MW) *	Location	Year
007/2010	Casa Nova I	180	BA	2043
220/2014	Casa Nova II	33	BA	2049
746/2010	EOL Cerro Chato I	30	RS	2045
747/2010	EOL Cerro Chato II	30	RS	2045
748/2010	EOL Cerro Chato III	30	RS	2045
MME Ordinance No. 459/2012	FORTIM - Nossa Senhora de Fátima - Energia dos Ventos VI S. A.	30	CE	2047
225/2014	Casa Nova III	28	BA	2049
388/2012	Caiçara I	27	RN	2047
MME Ordinance No. 458/2012	FORTIM - Jandaia - Energia dos Ventos VII S. A.	27	CE	2047
Ordinance Mme 068/2012	Ibirapuitã	25	RS	2047
399/2012	Junco I	24	RN	2047
417/2012	Junco II	24	RN	2047
81/2012	EOL Cerro Chato VI	24	RS	2047
MME Ordinance No. 409/2012	FORTIM - Jandaia I - Energia dos Ventos IX S. A.	24	CE	2047
MME Ordinance No. 446/2012	FORTIM - São Clemente - Energia dos Ventos VIII S. A.	21	CE	2047
MME Ordinance No. 432/2012	FORTIM - São Januário - Energia dos Ventos VA	21	CE	2047
418/2012	Caiçara II	18	RN	2047
219/2014	Coqueirinho II	16	BA	2049
286/2014	Tamanduá Mirim II	16	BA	2049
141/2012	EOL Cerro Chato V	12	RS	2047
152/2014	Angical II	10	BA	2049
154/2014	Caititú II	10	BA	2049
174/2014	Carcará	10	BA	2049
176/2014	Corrupião III	10	BA	2049
177/2014	Caititú III	10	BA	2049
139/2012	EOL Cerro Chato IV	10	RS	2047
153/2014	Teiú II	8	BA	2049
103/2012	Cerro dos Trindade	8	RS	2047
150/2014	Acauã	6	BA	2049
151/2014	Arapapá	4	BA	2049
213/2014	Papagaio	10	BA	2049

		Installed
		Capacity
Contract	Wind Parks	(MW) *	Location	Year
204/2014	Parque Eólico Coxilha Seca	30	RS	2049
210/2014	Parque Eólico Capão do Inglês	10	RS	2049
192/2014	Parque Eólico Galpões	8	RS	2049

		Installed
		Capacity
Contract	Thermoelectric Power Plants (TPP)	(MW) *	Location	Year
Aneel Resolution 4950/2014	MAUÁ III	591	AM	2044
004/2004	Santa Cruz	350	RJ	2026
MME Ordinance No. 304/2008	UTE Candiota III (Phase C)	350	RS	2041
207/2019	APARECIDA	166	AM	2030
MME Ordinance No. 420/1989	Senador Arnon Afonso Farias de Mello	86	RR	2030
004/2004	Campos (Roberto Silveira)	30	RJ	2027
Authorizing Resolution 5,682 / 2016	Araguaia [1]	23	MT	2019
Aneel Resolution 6.883 / 2018	ANORI	5	AM	2030
Aneel Resolution 6.883 / 2018	CODAJÁS	5	AM	2030
Aneel Resolution 6.883 / 2018	CAAPIRANGA	2	AM	2030
CEG Registration: Ute.GN.AM.000092-2.02	Anamã	2	AM	2030

¹ Decommissioning of the plant in its entirety, authorized by the Ordinance of the Ministry of Mines and Energy No. 331 of 08/14/2018. The process regarding the revocation of the authorization grant is ongoing at ANEEL.

(*) Not examined by the independent auditors.

III - Electricity transmission concessions

Contract	Transmitter	The extension (Km)	Participation	Localization	Year	SE²
062/2001	Basic Network Transmission - Various installations	20,067	100%	RJ / SP / PR / MG / GO / TO / DF / ES / MT	2043	50
061/2001	Basic Network Transmission - Various installations	19,251	100%	PE / CE / SE / BA / AL / PI / MA / PB / RN	2042	96
058/2001	Basic Network Transmission - Various installations	9,253	100%	AC, MA, MT, PA, PI, RO, RR, TO	2043	56
057/2001	Basic Network Transmission - Various installations	26,803	100%	MP/PR/RS/SC/SP	2043	37
013/2009	SPE Interligação Elétrica do Madeira S.A.	4,769	25%	RO/SP	2039	—
014/2014	LT Xingu/Estreito e Estações Conversoras junto às respectivas subestações	4,152	25%	PA/TO/GO/MG	2044	—
015/2009	LT Coletora Porto Velho / Araraquara II	4,859	25%	RO/SP	2039	2
014/2014	LT Xingu/Estreito	2,092	25%	PA/TO/GO/MG	2044	2
021/2009	LT Jauru - Vilhena - Pimenta Bueno - Ji-Paraná - Ariquemes - Samuel - Porto Velho	979	100%	MT/RO	2039	7
007/2013	LT Barreiras II - Rio das Éguas; Luziânia; Pirapora 2	953	25%	BA/MG/GO	2043	—
004/2012	LT Nova Santa Rita - Camaquã 3; LT Camaquã 3- Quinta; LT Salto Santiago - Itá; LT Itá - Nova Santa Rita	785	100%	PR/RS/SC	2042	1
003/2012	LT Lechuga/Equador/Boa Vista	715	49%	RR/AM	2042	3
009/2009	LT Chapadão – Jataí C1 e C2; LT Barra dos Coqueiros – Quirinópolis C1; LT Palmeiras – Edéia C1	708	49%	MS/GO/MT	2039	5
034/2001	LT Ibiúna - Batéias	664	100%	SP/PR	2031	—
022/2011	LT Luis Gonzaga - Garanhuns; LT Garanhuns II- Campina Grande III; LT Garanhuns - Pau Ferro; LT Garanhuns - Angelim I	633	49%	AL/PE/PB	2041	2
005/2004	LT Teresina II - Sobral - Fortaleza	546	49%	PI/CE	2034	—
022/2009	LT Porto Velho - Abunã - Rio Branco - C2	488	100%	AC/RO	2039	3
002/2010	LT Rio Verde - Trindade; LT Trindade - Xavantes; LT Trindade - Carajás	479	49%	GO	2040	1
020/2012	LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitória do Palmar	1,928	100%	RS	2042	3
004/2004	LT Salto Santiago (PR) - Ivaiporã (PR) - Cascavel D'Oeste (PR)	372	100%	PR	2034	—
010/2005	LT Campos Novos - Blumenau	2,240	100%	SC	2035	1
012/2007	LT Paraíso - Açu II; LT Picos - Tauá II	316	100%	PI/CE/RN	2037	—
019/2010	LT C. Mirim II - João Camara II; LT Extremoz II - C. Mirim; LT Açu III - Açu II; LT Mossoró II - Açu III - 230 kV, C2; LT Paraíso - Açu II	311	100%	RN	2040	2
004/2013	LT Marimbondo II - Assis	298	49%	SP/MG	2043	—
008/2011	LT Ceará-Mirim II- João Câmara II; LT Ceará-Mirim II - Campina Grande III; LT Ceará-Mirim II - Extremoz II; LT Campina Grande III - Campina Grande II	286	100%	RN/PB	2041	3
007/2014	LT Santo Ângelo-Maçambará; LT Pinhalzinho-Foz do Chapecó C1; LT Pinhalzinho-Foz do Chapecó C2	273	100%	RS/SC	2044	1
008/2010	LT Mesquita - Viana 2; LT Viana 2 - Viana	270	49%	MG/ES	2040	1
003/2006	LT Simplício - Rocha Leão; LT Anta - Simplício	264	100%	-	2036	—
005/2006	LT Campos Novos (SC) - Nova Santa Rita (RS)	257	100%	RS/SC	2036	—
004/2008	LT Presidente Médici - Santa Cruz	237	100%	RS	2038	—
018/2012	LT Ceará-Mirim II - Touros II; LT Mossoró II - Mossoró IV; LT Russas II - Banabuiu	210	100%	RN	2042	2
007/2005	LT Milagres - Tauá	208	100%	CE	2035	1
028/2009	LT Serra da Mesa - Niquelândia - Barro Alto	187	100%	GO	2039	—
003/2009	LT Bom Despacho 3 - Ouro Preto 2	180	100%	MG	2039	—
014/2013	LT Brasília Leste - Luziânia - C1 e C2; LT Brasília Geral - Brasília Sul - C3; LT Brasília Sul - Samambaia - C3	163	39%	GO/DF	2043	1
014/2008	LT Eunápolis - Teixeira de Freitas II	145	100%	BA	2038	1
018/2009	LT Eunápolis - Teixeira de Freitas II	145	100%	BA	2039	—
010/2000	LT Manso - Nobres; LT Manso - Nobres	136	100%	-	2035	—
019/2010	LT Paraíso - Açu II	123	100%	RN	2040	—
008/2005	LT Milagres - Coremas	120	100%	CE/PB	2035	—
020/2010	LT Bom Jesus da Lapa II - Igaporã II	115	100%	BA	2040	2
005/2008	LT Nossa Senhora do Socorro - Penedo	110	100%	SE/AL	2038	—
017/2009	LT Paulo Afonso III - Zebu II; LT Pau Ferro - Santa Rita II	96	100%	PE/PB/AL/RN	2039	3
001/2008	SPE Madeira Energia S.A.	95	43%	RO	2038	1
001/2009	LT Ribeiro Gonçalves - Balsas	95	100%	MA/PI	2039	2
006/2010	LT Mascarenhas - Linhares	95	100%	ES	2040	—
010/2007	LT Ibicoara - Brumado	95	100%	BA	2037	2
021/2010	LT Acaraú II-Sobral III	91	100%	CE	2040	1
006/2005	LT Campos - Macaé 3	90	100%	RJ	2035	—
002/2006	LT Batalha - Paracatu	85	100%	MG	2036	1
007/2006	LT Tijuco Preto - Itapeti - Nordeste	71	100%	SP	2036	1
003/2014	LT Barro Alto - Itapaci	69	50%	GO	2044	—
446/2012	SPE Brasil Ventos Energia S.A	69	100%	CE	2047	1
220/2014	LT Casa Nova II - Sobradinho - C1	67	100%	BA	2049	1
129/2001	SPE Serra do Facão Energia S.A.	66	49%	GO	2036	1
010/2011	LT Paraíso - Lagoa Nova II	65	100%	RN/CE	2041	2
009/2011	LT Morro do Chapéu II - Irecê	64	100%	BA	2041	1
019/2012	LT Igaporã II - Igaporã III; LT Igaporã III - Pindaí II	60	100%	BA	2042	2
ECE 554/2010	LT Candiota/Melo; LT Presidente Médici	60	100%	RS	2040	—
014/2011	LT Xavantes - Pirineus C2	50	100%	GO	2041	—
006/2009	LT Pirapama II - Suape II - Suape III; LT Suape III - Suape II	49	100%	PE	2039	2
017/2011	LT Teresina II - Teresina III	46	100%	PI	2041	1
007/2006	SPE Retiro Baixo Energética S.A.	45	49%	MG	2036	1
005/2012	LT Jardim - Nossa Senhora do Socorro; LT Messias - Maceió II	41	100%	SE/AL/BA	2042	3
002/2014	SPE Empresa de Energia São Manoel	40	33%	PA	2049	1
012/2010	LT Monte Claro - Garibaldi	37	100%	RS	2040	—
007/2008	LT São Luís 2 - São Luís 3	36	100%	MA	2038	2
004/2010	LT São Luiz II - São Luiz III	34	100%	MA/CE	2040	5
014/2012	LT Lechuga - Jorge Teixeira, C3	30	100%	AM	2042	2
009/2010	LT Jorge Teixeira - Lechuga (ex-Cariri) - 230 kV	30	100%	AM	2040	2
CCT-1101130082	LT Cerro Chato - Livramento 2	25	100%	RS	2045	—
010/2009	LT Coletora Porto Velho - Porto Velho - C1 e C2 - 230kV	22	100%	RO	2039	2
130/2001	SPE Empresa de Energia São Manoel	20	40%	TO	2036	1
002/2011	SPE Teles Pires Participações S.A.	19	24%	MT/PA	2041	1
128/2001	SPE Teles Pires Participações S.A.	6	40%	SC/RS	2036	—
001/2006	LT Marabá - Itacaiunas; LT Itacaiunas - Colinas; LT Itacaiunas - Carajás	3	15%	MG	2036	—
003/2011	SPE Caldas Novas Transmissão S.A.³	—	50%	GO	2041	—
015/2009	SPE Interligação Elétrica do Madeira S.A.[3]	—	25%	RO/SP	2039	—
007/2010	SE Camaçari IV - 500/230 kV³	—	100%	BA	2040	1
013/2010	SE Arapiraca III - 230/69 kv³	—	100%	AL	2040	1
014/2010	SE Pólo 230/69 kV³	—	100%	BA	2040	1
017/2012	SE Mirueira II 230/69 kV; SE Jaboatão II 230/69 kV³	—	100%	PE	2042	2
150/2014	SE GPEXPAN³	—	100%	BA	2049	1
002/2009	SE Miranda II - 500/230 kV (450 MVA)³	—	100%	MA	2039	1
012/2009	Rectifier Station No. 01 AC/DC - 500/±600 kV - 3150 MW - Inverter Station No. 01 DC/AC ±600/500 kV - 2950 MW³	—	100%	RO, SP	2039	2

² Refers to the number of substations; and

³ Refer to substations under construction or expansion that do not have linked transmission lines.

(*) Not examined by the independent auditors